SIGNIFICANT ACCOUNTING POLICIES (Details 4) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Significant Accounting Policies [Line Items]
Receivable and prepaid expenses	$ 116
Trade Payables	94	83
Accrued expenses and other liabilities	255	178
Scenario, Previously Reported [Member]
Significant Accounting Policies [Line Items]
Receivable and prepaid expenses	11
Trade Payables	42
Accrued expenses and other liabilities	114
Restatement Adjustment [Member]
Significant Accounting Policies [Line Items]
Receivable and prepaid expenses	105
Trade Payables	41
Accrued expenses and other liabilities	$ 64